Note 8 - Property and Equipment and Leases - Right-of-use Asset (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Net book valu
IFRS 16 transition adjustment on January 1, 2019 (see Note 2)	93
Additions	457
Amortization	(92)
Net book value	$ 458